AB Bond Fund, Inc.

AB FlexFee High Yield Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 75.4%
Industrial – 68.5%
Basic – 4.7%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (a)	U.S.$	28	$29,410
Arconic Corp. 6.125%, 02/15/2028 (a)		11	11,714
Berry Global, Inc. 5.125%, 07/15/2023		1	1,010
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029 (a)		19	20,687
CF Industries, Inc. 3.45%, 06/01/2023		64	66,770
4.95%, 06/01/2043		44	50,388
5.15%, 03/15/2034		23	26,301
5.375%, 03/15/2044		73	86,407
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,989
4.875%, 03/01/2031(a)		4	3,988
9.875%, 10/17/2025(a)		118	138,235
Commercial Metals Co. 4.875%, 05/15/2023		50	52,470
5.375%, 07/15/2027		45	47,390
ERP Iron Ore, LLC 9.039%, 12/31/2019 (b) (c) (d) (e) (f)		5	4,250
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031 (a)		117	119,056
Freeport-McMoRan, Inc. 5.25%, 09/01/2029		104	114,004
Graham Packaging Co., Inc. 7.125%, 08/15/2028 (a)		10	10,633
Graphic Packaging International LLC 4.75%, 07/15/2027 (a)		28	30,547
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023 (a)		79	81,039
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028 (a)		37	41,554
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026 (a) (f)		39	39,714
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028 (a)		112	115,599
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028 (a)		72	80,664
Kaiser Aluminum Corp. 6.50%, 05/01/2025 (a)		21	22,242
Kleopatra Finco Sarl 4.25%, 03/01/2026 (a)	EUR	100	117,432

	Principal Amount (000)			U.S. $ Value
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	U.S.$	35		$35,125
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018 (b) (c) (d) (e) (g)		60		0
Mercer International, Inc. 5.125%, 02/01/2029 (a)		54		55,900
NOVA Chemicals Corp. 5.25%, 06/01/2027 (a)		54		56,656
Olin Corp. 5.625%, 08/01/2029		57		61,518
Peabody Energy Corp. 6.00%, 03/31/2022(a)		0	**	217
6.375%, 03/31/2025(a)		30		12,086
8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a) (f)		42		17,640
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024 (a)		46		42,205
Sealed Air Corp. 5.25%, 04/01/2023(a)		35		37,030
5.50%, 09/15/2025(a)		33		36,117
SPCM SA 4.875%, 09/15/2025 (a)		58		59,830
TPC Group, Inc. 10.50%, 08/01/2024 (a)		24		21,686
Valvoline, Inc. 4.25%, 02/15/2030 (a)		87		88,731
WR Grace & Co.-Conn 4.875%, 06/15/2027 (a)		14		14,482

				1,856,716

Capital Goods – 5.4%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027 (a) (f)	EUR	120		143,875
Ball Corp. 5.00%, 03/15/2022	U.S.$	50		51,256
Bombardier, Inc. 5.75%, 03/15/2022(a)		183		191,192
6.00%, 10/15/2022(a)		98		97,977
6.125%, 01/15/2023(a)		5		5,205
7.50%, 12/01/2024-03/15/2025(a)		111		110,364
7.875%, 04/15/2027(a)		10		9,799
Clean Harbors, Inc. 5.125%, 07/15/2029 (a)		11		11,705
Colfax Corp. 6.00%, 02/15/2024(a)		69		71,192
6.375%, 02/15/2026(a)		11		11,724
Cornerstone Building Brands, Inc. 8.00%, 04/15/2026 (a)		16		16,664

	Principal Amount (000)		U.S. $ Value
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026	U.S.$	20	$24,146
EnerSys 4.375%, 12/15/2027 (a)		80	81,993
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026 (a)		162	169,695
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		90	87,183
4.00%, 08/01/2028(a)		20	19,378
8.50%, 05/01/2027(a)		23	25,351
Granite US Holdings Corp. 11.00%, 10/01/2027 (a)		18	20,275
Griffon Corp. 5.75%, 03/01/2028		3	3,191
JELD-WEN, Inc. 4.625%, 12/15/2025 (a)		6	6,102
Mueller Water Products, Inc. 5.50%, 06/15/2026 (a)		44	45,460
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025 (a)		97	99,241
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (a)		27	27,555
SPX FLOW, Inc. 5.875%, 08/15/2026 (a)		68	70,897
Stevens Holding Co., Inc. 6.125%, 10/01/2026 (a)		20	21,465
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029 (a)		13	13,576
Terex Corp. 5.625%, 02/01/2025 (a)		73	75,054
Tervita Corp. 11.00%, 12/01/2025 (a)		79	89,618
TransDigm, Inc. 4.625%, 01/15/2029(a)		16	15,773
5.50%, 11/15/2027		40	41,369
6.25%, 03/15/2026(a)		110	116,614
6.375%, 06/15/2026		27	27,938
8.00%, 12/15/2025(a)		35	38,119
Triumph Group, Inc. 6.25%, 09/15/2024(a)		23	23,343
7.75%, 08/15/2025		23	23,203
8.875%, 06/01/2024(a)		38	42,560
Trivium Packaging Finance BV 3.75%, 08/15/2026 (a)	EUR	100	120,163
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)	U.S.$	48	52,484
7.25%, 06/15/2028(a)		33	36,843

			2,139,542

	Principal Amount (000)		U.S. $ Value

Communications - Media – 8.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	U.S.$	125	$129,896
AMC Networks, Inc. 4.25%, 02/15/2029		133	129,282
Arches Buyer, Inc. 6.125%, 12/01/2028 (a)		31	31,929
Cable One, Inc. 4.00%, 11/15/2030 (a)		17	16,810
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(a)		40	41,464
5.75%, 02/15/2026(a)		414	427,596
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027 (a)		86	86,430
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	195,868
5.50%, 05/15/2026(a)		253	260,908
DISH DBS Corp. 5.875%, 07/15/2022		115	120,077
7.75%, 07/01/2026		101	111,507
DISH Network Corp. 3.375%, 08/15/2026 (h)		27	26,020
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		35	35,325
6.375%, 05/01/2026		5	5,419
8.375%, 05/01/2027		40	43,174
Lamar Media Corp. 4.875%, 01/15/2029		8	8,368
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)		200	213,290
Meredith Corp. 6.875%, 02/01/2026		149	153,318
National CineMedia LLC 5.75%, 08/15/2026		21	18,050
5.875%, 04/15/2028(a)		60	56,067
Netflix, Inc. 3.625%, 05/15/2027	EUR	124	166,500
4.625%, 05/15/2029		113	164,475
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (a)	U.S.$	18	17,866
Scripps Escrow, Inc. 5.875%, 07/15/2027 (a)		23	23,782
Sinclair Television Group, Inc. 5.125%, 02/15/2027(a)		9	8,803
5.50%, 03/01/2030(a)		20	19,451
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		33	33,196
4.625%, 07/15/2024(a)		116	119,408
5.375%, 07/15/2026(a)		35	36,159
5.50%, 07/01/2029(a)		82	88,685
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR	100	123,455

	Principal Amount (000)		U.S. $ Value
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	177	$183,565
Univision Communications, Inc. 9.50%, 05/01/2025 (a)		10	11,015
Urban One, Inc. 7.375%, 02/01/2028 (a)		114	118,033

			3,225,191

Communications - Telecommunications – 4.3%
Consolidated Communications, Inc. 6.50%, 10/01/2028 (a)		140	150,184
Embarq Corp. 7.995%, 06/01/2036		131	150,653
Frontier Communications Corp. 5.875%, 10/15/2027(a)		29	30,734
6.75%, 05/01/2029(a)		17	17,916
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		20	22,173
7.625%, 06/15/2021		19	19,472
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (i)		158	98,603
8.50%, 10/15/2024(a) (b) (i)		47	29,586
Level 3 Financing, Inc. 3.75%, 07/15/2029 (a)		66	64,516
Lumen Technologies, Inc. Series G 6.875%, 01/15/2028		65	72,403
Series S 6.45%, 06/15/2021		34	34,340
Sprint Capital Corp. 8.75%, 03/15/2032		91	134,518
Sprint Communications, Inc. 6.00%, 11/15/2022		38	40,636
Sprint Corp. 7.875%, 09/15/2023		73	83,414
T-Mobile USA, Inc. 2.875%, 02/15/2031		155	149,834
3.375%, 04/15/2029		128	129,508
3.50%, 04/15/2031		126	126,685
4.50%, 02/01/2026		103	105,560
4.75%, 02/01/2028		4	4,266
Telecom Italia Capital SA 6.375%, 11/15/2033		134	158,794
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)		30	30,025
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		36	35,404
6.125%, 03/01/2028(a)		8	8,220
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027 (a)		1	899

			1,698,343

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 5.1%
Adient US LLC 9.00%, 04/15/2025 (a)	U.S.$	26	$28,895
Allison Transmission, Inc. 5.875%, 06/01/2029 (a)		30	32,802
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		29	29,876
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026 (a)		47	49,910
Dana Financing Luxembourg SARL 6.50%, 06/01/2026 (a)		87	90,596
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028 (a)		26	27,504
Exide Technologies
(Exchange Priority) 11.00%, 10/31/2024(b) (c) (e) (g)		32	—
(First Lien) 11.00%, 10/31/2024(b) (c) (e) (g)		13	—
Ford Motor Co. 8.50%, 04/21/2023		128	142,724
9.00%, 04/22/2025		36	43,580
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		221	224,708
3.219%, 01/09/2022		221	223,607
4.00%, 11/13/2030		200	198,415
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a) (b) (i)	EUR	200	251,106
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)		100	126,652
6.875%, 11/15/2026(a)		100	132,509
Meritor, Inc. 4.50%, 12/15/2028(a)	U.S.$	21	21,060
6.25%, 02/15/2024		11	11,188
6.25%, 06/01/2025(a)		8	8,538
Navistar International Corp. 6.625%, 11/01/2025 (a)		107	111,231
PM General Purchaser LLC 9.50%, 10/01/2028 (a)		81	86,492
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029 (a)		12	12,375
Tenneco, Inc. 5.00%, 07/15/2026		70	66,309
7.875%, 01/15/2029(a)		35	39,271
Titan International, Inc. 6.50%, 11/30/2023		38	38,531

			1,997,879

Consumer Cyclical - Entertainment – 4.0%
Carnival Corp. 5.75%, 03/01/2027(a)		159	162,776
9.875%, 08/01/2027(a)		28	32,897
11.50%, 04/01/2023(a)		75	85,605

	Principal Amount (000)		U.S. $ Value
Cedar Fair LP 5.25%, 07/15/2029	U.S.$	15	$15,427
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/2024		70	70,618
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		39	40,099
5.50%, 05/01/2025(a)		92	96,863
Mattel, Inc. 3.375%, 04/01/2026(a)		78	79,834
3.75%, 04/01/2029(a)		98	98,720
6.75%, 12/31/2025(a)		11	11,563
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		79	74,542
5.875%, 03/15/2026(a)		24	24,237
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022		13	13,407
5.50%, 04/01/2028(a)		173	173,865
10.875%, 06/01/2023(a)		53	60,793
11.50%, 06/01/2025(a)		122	141,520
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		33	35,735
9.50%, 08/01/2025(a)		42	45,685
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025 (a)		34	35,278
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (a)		61	61,672
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (a)		23	24,853
Vail Resorts, Inc. 6.25%, 05/15/2025 (a)		17	18,118
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		57	55,766
7.00%, 02/15/2029(a)		29	29,873
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029 (a)		29	29,325
VOC Escrow Ltd. 5.00%, 02/15/2028 (a)		69	68,284

			1,587,355

Consumer Cyclical - Other – 5.3%
Adams Homes, Inc. 7.50%, 02/15/2025 (a)		58	60,732
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/2025 (a)		20	20,657
Bally’s Corp. 6.75%, 06/01/2027 (a)		107	114,869
Beazer Homes USA, Inc. 6.75%, 03/15/2025		28	29,127

	Principal Amount (000)		U.S. $ Value
Boyd Gaming Corp. 8.625%, 06/01/2025 (a)	U.S.$	20	$22,237
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)		16	16,008
6.25%, 09/15/2027(a)		151	157,844
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (a)		78	83,177
Caesars Holdings, Inc. 5.00%, 10/01/2024 (h)		11	27,307
Churchill Downs, Inc. 5.50%, 04/01/2027 (a)		61	63,798
CP Atlas Buyer, Inc. 7.00%, 12/01/2028 (a)		21	22,026
Empire Communities Corp. 7.00%, 12/15/2025 (a)		61	64,488
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025 (a)		91	95,212
Forestar Group, Inc. 8.00%, 04/15/2024 (a)		37	38,604
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		100	97,077
4.875%, 01/15/2030		17	18,021
5.375%, 05/01/2025(a)		40	42,158
5.75%, 05/01/2028(a)		11	11,863
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		28	29,278
Installed Building Products, Inc. 5.75%, 02/01/2028 (a)		40	41,886
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022 (a)		49	49,483
KB Home 7.00%, 12/15/2021		22	22,702
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		119	124,254
Mattamy Group Corp. 4.625%, 03/01/2030 (a)		33	32,805
Meritage Homes Corp. 7.00%, 04/01/2022		7	7,743
MGM Resorts International 6.00%, 03/15/2023		33	35,361
7.75%, 03/15/2022		16	16,871
Scientific Games International, Inc. 7.00%, 05/15/2028 (a)		9	9,623
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029 (a)		20	20,221
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026 (a)		57	59,611

	Principal Amount (000)		U.S. $ Value
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025 (a)	U.S.$	16	$15,622
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		31	34,137
5.875%, 06/15/2027(a)		86	94,958
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17	18,831
5.875%, 04/15/2023(a)		8	8,500
Travel + Leisure Co. 4.625%, 03/01/2030(a)		43	44,539
6.625%, 07/31/2026(a)		54	61,272
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		4	4,189
5.50%, 03/01/2025(a)		236	249,206
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	87,971
7.75%, 04/15/2025(a)		48	52,033

			2,106,301

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		10	9,725
4.25%, 05/15/2024(a)		23	23,292
5.75%, 04/15/2025(a)		66	70,120
IRB Holding Corp. 6.75%, 02/15/2026(a)		12	12,416
7.00%, 06/15/2025(a)		5	5,390
Yum! Brands, Inc. 4.625%, 01/31/2032		140	143,002

			263,945

Consumer Cyclical - Retailers – 2.6%
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027 (a) (f)		8	8,297
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025 (a)		20	21,270
Dufry One BV 2.50%, 10/15/2024 (a)	EUR	103	118,801
Foundation Building Materials, Inc. 6.00%, 03/01/2029 (a)	U.S.$	29	28,633
Group 1 Automotive, Inc. 4.00%, 08/15/2028 (a)		13	12,916
L Brands, Inc. 5.25%, 02/01/2028		20	21,458
6.625%, 10/01/2030(a)		21	23,970
6.75%, 07/01/2036		48	56,708

	Principal Amount (000)		U.S. $ Value
6.875%, 07/01/2025(a)	U.S.$	4	$4,442
6.875%, 11/01/2035		88	104,509
7.50%, 06/15/2029		17	19,321
LBM Acquisition LLC 6.25%, 01/15/2029 (a)		14	14,420
Levi Strauss & Co. 3.50%, 03/01/2031 (a)		27	26,069
Murphy Oil USA, Inc. 5.625%, 05/01/2027		2	2,447
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026 (a)		27	27,603
Party City Holdings, Inc. 8.75%, 02/15/2026 (a)		20	20,596
Penske Automotive Group, Inc. 5.50%, 05/15/2026		52	53,580
Rite Aid Corp. 7.50%, 07/01/2025(a)		22	22,852
8.00%, 11/15/2026(a)		11	11,550
Sonic Automotive, Inc. 6.125%, 03/15/2027		20	20,301
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026 (a)		130	134,425
Staples, Inc. 7.50%, 04/15/2026(a)		34	35,946
10.75%, 04/15/2027(a)		61	60,248
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)		33	36,174
White Cap Buyer LLC 6.875%, 10/15/2028 (a)		42	44,649
William Carter Co. (The) 5.50%, 05/15/2025(a)		25	26,694
5.625%, 03/15/2027(a)		44	46,456

			1,004,335

Consumer Non-Cyclical – 6.9%
AdaptHealth LLC 4.625%, 08/01/2029(a)		21	20,889
6.125%, 08/01/2028(a)		45	47,705
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75%, 03/15/2025		11	11,358
Bausch Health Americas, Inc. 8.50%, 01/31/2027 (a)		189	209,334
Bausch Health Cos., Inc. 6.125%, 04/15/2025(a)		46	47,154
9.00%, 12/15/2025(a)		103	111,910
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025 (a)		14	15,005
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	42,188
4.00%, 03/15/2031(a)		30	30,548

	Principal Amount (000)		U.S. $ Value
Chobani LLC/Chobani Finance Corp., Inc. 4.625%, 11/15/2028 (a)	U.S.$	24	$24,580
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		20	19,526
5.625%, 03/15/2027(a)		17	17,806
6.00%, 01/15/2029(a)		14	14,819
6.625%, 02/15/2025(a)		52	55,057
6.875%, 04/01/2028-04/15/2029(a)		355	367,483
DaVita, Inc. 3.75%, 02/15/2031(a)		85	81,002
4.625%, 06/01/2030(a)		35	35,646
Encompass Health Corp. 5.75%, 09/15/2025		30	30,989
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027 (a)		17	18,466
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.125%, 04/01/2029 (a)		48	48,323
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)		14	10,466
HCA, Inc. 5.375%, 09/01/2026		33	37,280
5.625%, 09/01/2028		35	40,238
5.875%, 02/15/2026		54	62,100
IQVIA, Inc. 2.25%, 03/15/2029 (a)	EUR	100	117,269
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a)	U.S.$	118	113,100
Legacy LifePoint Health LLC 6.75%, 04/15/2025 (a)		20	21,290
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025 (a) (b) (i)		10	7,149
ModivCare, Inc. 5.875%, 11/15/2025 (a)		24	25,287
Newell Brands, Inc. 4.70%, 04/01/2026		94	103,671
4.875%, 06/01/2025		12	13,247
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (a)		40	42,515
Post Holdings, Inc. 4.50%, 09/15/2031(a)		40	39,658
4.625%, 04/15/2030(a)		58	58,146
5.625%, 01/15/2028(a)		54	56,987
Radiology Partners, Inc. 9.25%, 02/01/2028 (a)		6	6,568
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026 (a)		24	25,980
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)		62	64,160

	Principal Amount (000)		U.S. $ Value
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)	U.S.$	77	$75,344
5.75%, 07/15/2025		3	3,096
Tenet Healthcare Corp. 5.125%, 05/01/2025		115	116,641
6.125%, 10/01/2028(a)		17	17,711
6.25%, 02/01/2027(a)		33	34,844
7.50%, 04/01/2025(a)		58	62,590
TreeHouse Foods, Inc. 4.00%, 09/01/2028		23	23,150
Triton Water Holdings, Inc. 6.25%, 04/01/2029 (a)		36	36,702
US Acute Care Solutions LLC 6.375%, 03/01/2026 (a)		23	23,855
US Foods, Inc. 4.75%, 02/15/2029 (a)		116	116,342
US Renal Care, Inc. 10.625%, 07/15/2027 (a)		104	114,412
Vizient, Inc. 6.25%, 05/15/2027 (a)		10	10,605

			2,730,191

Energy – 11.5%
Antero Resources Corp. 5.00%, 03/01/2025		30	30,017
5.625%, 06/01/2023		50	50,162
7.625%, 02/01/2029(a)		6	6,384
Apache Corp. 4.375%, 10/15/2028		93	92,525
4.625%, 11/15/2025		8	8,244
4.875%, 11/15/2027		14	14,342
Berry Petroleum Co. LLC 7.00%, 02/15/2026 (a)		127	122,832
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		14	14,408
7.625%, 12/15/2025(a)		61	65,733
Callon Petroleum, Co. 6.25%, 04/15/2023		52	46,242
8.25%, 07/15/2025		8	6,900
Citgo Holding, Inc. 9.25%, 08/01/2024 (a)		18	18,045
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	16,138
7.00%, 06/15/2025(a)		50	51,419
CNX Resources Corp. 6.00%, 01/15/2029 (a)		29	30,127
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		55	57,301
7.50%, 05/15/2025(a)		36	37,371
DCP Midstream Operating LP 4.95%, 04/01/2022		35	35,881
5.60%, 04/01/2044		53	53,002

	Principal Amount (000)		U.S. $ Value
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043(b) (i)	U.S.$	68	$11,575
7.875%, 08/15/2025(b) (i)		62	10,662
EnLink Midstream LLC 5.625%, 01/15/2028 (a)		60	58,012
EnLink Midstream Partners LP 4.15%, 06/01/2025		119	116,319
4.40%, 04/01/2024		11	11,103
4.85%, 07/15/2026		107	103,356
5.60%, 04/01/2044		14	11,580
Series C 6.00%, 12/15/2022(j)		102	63,276
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		57	55,569
4.75%, 01/15/2031(a)		53	51,430
5.50%, 07/15/2028		53	55,751
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		45	44,050
6.25%, 05/15/2026		21	20,010
6.50%, 10/01/2025		35	34,343
7.75%, 02/01/2028		62	61,996
8.00%, 01/15/2027		60	60,723
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		96	103,004
7.00%, 08/01/2027		26	27,429
Gulfport Energy Corp. 6.00%, 10/15/2024(b) (i)		128	115,525
6.375%, 05/15/2025-01/15/2026(b) (i)		55	49,558
6.625%, 05/01/2023(b) (i)		4	3,597
HighPoint Operating Corp. 7.00%, 10/15/2022 (b) (i)		35	19,589
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025-02/01/2029(a)		12	12,537
6.00%, 02/01/2031(a)		11	11,158
Indigo Natural Resources LLC 5.375%, 02/01/2029 (a)		55	54,178
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027 (a)		48	41,013
Murphy Oil Corp. 6.375%, 12/01/2042		21	19,179
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		36	30,333
7.50%, 01/15/2028(a)		37	30,392
Nabors Industries, Inc. 5.75%, 02/01/2025		30	22,240
New Fortress Energy, Inc. 6.75%, 09/15/2025 (a)		156	160,285
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026 (a)		86	88,404
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		94	90,854

	Principal Amount (000)			U.S. $ Value
Occidental Petroleum Corp. 2.70%, 02/15/2023	U.S.$	52		$51,893
2.90%, 08/15/2024		192		189,622
3.40%, 04/15/2026		8		7,784
3.50%, 06/15/2025		23		22,766
5.50%, 12/01/2025		28		29,608
5.55%, 03/15/2026		272		287,191
6.125%, 01/01/2031		93		102,538
6.20%, 03/15/2040		69		71,142
8.50%, 07/15/2027		42		49,827
8.875%, 07/15/2030		42		52,980
Parkland Corp./Canada 6.00%, 04/01/2026 (a)		89		93,010
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		9		6,648
9.25%, 05/15/2025(a)		100		102,175
PDC Energy, Inc. 5.75%, 05/15/2026		69		71,774
Range Resources Corp. 5.00%, 03/15/2023		24		24,427
8.25%, 01/15/2029(a)		9		9,632
SM Energy Co. 5.00%, 01/15/2024		2		1,877
5.625%, 06/01/2025		34		31,460
6.125%, 11/15/2022		24		23,648
Southwestern Energy Co. 8.375%, 09/15/2028		22		24,154
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		34		35,032
5.875%, 03/15/2028		16		16,817
Talos Production, Inc. 12.00%, 01/15/2026 (a)		74		72,292
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032 (a)		175		165,124
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (a)		31		29,606
Transocean Poseidon Ltd. 6.875%, 02/01/2027 (a)		50		46,098
Transocean, Inc. 6.80%, 03/15/2038		0	**	77
7.50%, 01/15/2026(a)		18		11,458
8.00%, 02/01/2027(a)		89		52,761
11.50%, 01/30/2027(a)		32		27,431
Vantage Drilling International 7.50%, 11/08/2019 (b) (c) (d) (e)		46		0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023 (a)		118		125,461
Weatherford International Ltd. 11.00%, 12/01/2024 (a)		10		9,622
Western Midstream Operating LP 3.95%, 06/01/2025		33		33,861
4.00%, 07/01/2022		11		11,278
4.35%, 02/01/2025		72		74,471

	Principal Amount (000)		U.S. $ Value
4.65%, 07/01/2026	U.S.$	41	$43,226
4.75%, 08/15/2028		12	12,537
5.30%, 02/01/2030		49	53,185
5.45%, 04/01/2044		26	26,675
6.50%, 02/01/2050		34	36,739

			4,544,010

Other Industrial – 0.9%
American Builders & Contractors Supply Co., Inc. 5.875%, 05/15/2026 (a)		76	78,474
Avient Corp. 5.75%, 05/15/2025 (a)		78	82,869
Belden, Inc. 3.875%, 03/15/2028 (a)	EUR	100	121,360
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (a)	U.S.$	8	7,771
Interface, Inc. 5.50%, 12/01/2028 (a)		53	54,797
Laureate Education, Inc. 8.25%, 05/01/2025 (a)		2	2,331
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027 (a)		17	17,689

			365,291

Services – 4.1%
ADT Security Corp. (The) 4.875%, 07/15/2032 (a)		42	42,604
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026 (a)		77	81,645
ANGI Group LLC 3.875%, 08/15/2028 (a)		71	70,897
Aptim Corp. 7.75%, 06/15/2025 (a)		85	72,503
APX Group, Inc. 7.875%, 12/01/2022		161	161,645
Aramark Services, Inc. 6.375%, 05/01/2025 (a)		95	100,704
Carriage Services, Inc. 6.625%, 06/01/2026 (a)		30	31,500
Cars.com, Inc. 6.375%, 11/01/2028 (a)		115	119,906
eDreams ODIGEO SA 5.50%, 09/01/2023 (a)	EUR	102	116,393
Garda World Security Corp. 9.50%, 11/01/2027 (a)	U.S.$	28	30,974
Gartner, Inc. 4.50%, 07/01/2028 (a)		38	39,177
Monitronics International, Inc. 0.00%, 04/01/2020 (b) (c) (d) (e)		14	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028 (a)		131	127,722

	Principal Amount (000)			U.S. $ Value
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022(a)	U.S.$	10		$10,010
5.625%, 10/01/2028(a)		10		10,519
5.875%, 10/01/2030(a)		9		9,752
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		55		58,677
5.75%, 04/15/2026(a)		77		83,188
6.25%, 01/15/2028(a)		102		106,178
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (a)		12		12,345
Sabre GLBL, Inc. 9.25%, 04/15/2025 (a)		24		28,668
Service Corp. International/US 3.375%, 08/15/2030		94		91,759
TripAdvisor, Inc. 7.00%, 07/15/2025 (a)		61		65,956
Verscend Escrow Corp. 9.75%, 08/15/2026 (a)		137		146,869

				1,619,591

Technology – 3.0%
Ascend Learning LLC 6.875%, 08/01/2025 (a)		19		19,521
Austin BidCo, Inc. 7.125%, 12/15/2028 (a)		37		37,854
Avaya, Inc. 6.125%, 09/15/2028 (a)		89		94,562
Banff Merger Sub, Inc. 9.75%, 09/01/2026 (a)		38		40,457
CommScope, Inc. 8.25%, 03/01/2027 (a)		29		31,034
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)		0	**	146
Dell International LLC/EMC Corp. 7.125%, 06/15/2024 (a)		18		18,526
LogMeIn, Inc. 5.50%, 09/01/2027 (a)		24		25,123
NCR Corp. 5.125%, 04/15/2029(a)		101		101,955
5.75%, 09/01/2027(a)		24		25,366
6.125%, 09/01/2029(a)		56		59,429
8.125%, 04/15/2025(a)		30		32,843
Pitney Bowes, Inc. 6.875%, 03/15/2027 (a)		40		39,840
Playtika Holding Corp. 4.25%, 03/15/2029 (a)		40		39,409
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		5		5,119
8.25%, 02/01/2028(a)		5		5,479

	Principal Amount (000)		U.S. $ Value
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (a)	U.S.$	109	$104,868
Science Applications International Corp. 4.875%, 04/01/2028 (a)		15	15,504
Sensata Technologies, Inc. 3.75%, 02/15/2031 (a)		74	73,011
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024 (a)		76	78,765
TTM Technologies, Inc. 4.00%, 03/01/2029 (a)		40	39,500
Twilio, Inc. 3.875%, 03/15/2031		80	81,929
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025 (a)		185	192,333
Xerox Corp. 4.375%, 03/15/2023		18	18,886

			1,181,459

Transportation - Airlines – 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		60	62,410
5.75%, 04/20/2029(a)		52	55,314
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026 (a)		64	67,579
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025 (a)		122	138,110

			323,413

Transportation - Services – 1.0%
Algeco Global Finance PLC 6.50%, 02/15/2023 (a)	EUR	100	119,235
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)	U.S.$	26	27,076
5.75%, 07/15/2027(a)		45	46,694
United Rentals North America, Inc. 3.875%, 02/15/2031		125	125,685
5.875%, 09/15/2026		28	29,354
XPO Logistics, Inc. 6.75%, 08/15/2024 (a)		28	29,388

			377,432

			27,020,994

Financial Institutions – 5.7%
Banking – 0.6%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		103	105,882
7.00%, 01/15/2026(a)		22	23,545

	Principal Amount (000)		U.S. $ Value
Discover Financial Services Series D 6.125%, 06/23/2025 (j)	U.S.$	93	$103,181
Societe Generale SA 8.00%, 09/29/2025 (a) (j)		3	3,514

			236,122

Brokerage – 0.3%
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013 (b) (d)		423	4,318
LPL Holdings, Inc. 4.00%, 03/15/2029 (a)		60	60,328
NFP Corp. 6.875%, 08/15/2028(a)		35	36,311
7.00%, 05/15/2025(a)		18	19,302

			120,259

Finance – 1.8%
Air Lease Corp. Series B 4.65%, 06/15/2026 (j)		50	49,512
CNG Holdings, Inc. 12.50%, 06/15/2024 (a)		32	30,605
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029 (a)		36	37,552
Curo Group Holdings Corp. 8.25%, 09/01/2025 (a)		119	119,260
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		144	149,565
goeasy Ltd. 5.375%, 12/01/2024 (a)		7	7,257
Navient Corp. 6.50%, 06/15/2022		84	88,240
7.25%, 01/25/2022-09/25/2023		72	77,186
OneMain Finance Corp. 8.875%, 06/01/2025		37	40,997
SLM Corp. 4.20%, 10/29/2025		77	80,834
5.125%, 04/05/2022		21	21,069
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023 (a)		13	13,221

			715,298

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc. 10.125%, 08/01/2026 (a)		40	46,146
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)		37	39,409
AmWINS Group, Inc. 7.75%, 07/01/2026 (a)		87	93,109
AssuredPartners, Inc. 5.625%, 01/15/2029 (a)		118	120,075

	Principal Amount (000)			U.S. $ Value
USI, Inc./NY 6.875%, 05/01/2025 (a)	U.S.$	7		$7,117

				305,856

Other Finance – 0.3%
Intrum AB 3.50%, 07/15/2026 (a)	EUR	100		117,038

REITS – 1.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 5.75%, 05/15/2026 (a)	U.S.$	180		185,074
Diversified Healthcare Trust 4.75%, 02/15/2028		39		38,652
6.75%, 12/15/2021		9		8,829
9.75%, 06/15/2025		49		55,453
Iron Mountain, Inc. 4.50%, 02/15/2031 (a)		130		128,484
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		63		67,705
5.75%, 02/01/2027		59		65,114
Realogy Group LLC/Realogy Co-Issuer Corp. 4.875%, 06/01/2023(a)		27		27,832
9.375%, 04/01/2027(a)		167		185,033

				762,176

				2,256,749

Utility – 1.2%
Electric – 1.0%
Calpine Corp. 3.75%, 03/01/2031 (a)		197		187,773
Talen Energy Supply LLC 4.60%, 12/15/2021		0	**	214
6.50%, 06/01/2025		101		80,853
7.25%, 05/15/2027(a)		44		45,013
Texas Competitive/TCEH 11.50%, 10/01/2020 (b) (c) (d) (e)		59		0
Vistra Operations Co. LLC 5.625%, 02/15/2027 (a)		71		73,862

				387,715

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026 (a)		77		78,733

				466,448

Total Corporates - Non-Investment Grade (cost $28,482,204)				29,744,191

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 9.5%
Financial Institutions – 4.8%
Banking – 2.0%
Barclays Bank PLC 6.86%, 06/15/2032 (a) (j)	U.S.$	15	$20,123
CIT Group, Inc. 3.929%, 06/19/2024		37	39,082
Citigroup, Inc. Series T 6.25%, 08/15/2026(j)		38	43,398
Series U 5.00%, 09/12/2024(j)		70	72,151
Series V 4.70%, 01/30/2025(j)		41	41,334
Series W 4.00%, 12/10/2025(j)		18	18,155
Credit Agricole SA 6.50%, 06/23/2021 (a) (j)	EUR	100	118,845
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022 (j)	U.S.$	44	43,659
JPMorgan Chase & Co. Series FF 5.00%, 08/01/2024(j)		80	82,722
Series HH 4.60%, 02/01/2025(j)		49	49,509
Lloyds Banking Group PLC 6.00%, 06/07/2032 (j)	GBP	8	10,439
Natwest Group PLC 8.625%, 08/15/2021 (j)	U.S.$	117	119,674
Wells Fargo & Co. 3.90%, 03/15/2026 (j)		111	112,203

			771,294

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025 (j)		58	64,121

Finance – 0.7%
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	1,908
5.25%, 08/11/2025(a)		148	161,249
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,949
3.50%, 11/01/2027(a)		18	18,507
4.125%, 08/01/2025(a)		16	17,043
4.375%, 01/30/2024(a)		36	38,286
4.875%, 10/01/2025(a)		6	6,549
5.50%, 12/15/2024(a)		41	45,957

			291,448

	Principal Amount (000)		U.S. $ Value

Insurance – 1.4%
ACE Capital Trust II 9.70%, 04/01/2030	U.S.$	20	$30,392
Centene Corp. 2.50%, 03/01/2031		303	289,164
5.375%, 08/15/2026(a)		82	86,640
Liberty Mutual Group, Inc. 7.80%, 03/15/2037 (a)		61	77,722
Prudential Financial, Inc. 5.20%, 03/15/2044		20	21,309
5.625%, 06/15/2043		50	53,469

			558,696

REITS – 0.5%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		45	47,370
5.00%, 10/15/2027		73	76,850
5.25%, 08/01/2026		40	41,008
Office Properties Income Trust 4.50%, 02/01/2025		27	28,521

			193,749

			1,879,308

Industrial – 4.7%
Basic – 0.1%
ArcelorMittal SA 7.25%, 10/15/2039		14	19,309
Arconic Corp. 6.00%, 05/15/2025 (a)		20	21,559
Glencore Finance Canada Ltd. 6.00%, 11/15/2041 (a)		5	5,862

			46,730

Capital Goods – 0.1%
General Electric Co. Series D 3.514% (LIBOR 3 Month + 3.33%), 06/15/2021 (j) (k)		40	37,855
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,538

			42,393

Communications - Telecommunications – 0.4%
Qwest Corp. 6.75%, 12/01/2021		78	80,971
7.25%, 09/15/2025		55	64,728

			145,699

Consumer Cyclical - Automotive – 0.5%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027 (a)		200	217,615

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.7%
Lennar Corp. 6.25%, 12/15/2021 (a)	U.S.$	1	$736
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		16	18,333
MDC Holdings, Inc. 6.00%, 01/15/2043		87	109,673
PulteGroup, Inc. 6.00%, 02/15/2035		26	33,210
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	105,130

			267,082

Consumer Non-Cyclical – 0.5%
Kraft Heinz Foods Co. 4.25%, 03/01/2031		84	92,671
4.375%, 06/01/2046		93	97,439

			190,110

Energy – 1.1%
Cenovus Energy, Inc. 4.25%, 04/15/2027		15	16,222
5.375%, 07/15/2025		34	38,261
5.40%, 06/15/2047		2	2,225
6.75%, 11/15/2039		1	1,818
Continental Resources, Inc./OK 4.90%, 06/01/2044		16	16,026
5.75%, 01/15/2031(a)		28	31,527
Enable Midstream Partners LP 4.40%, 03/15/2027		105	113,655
4.95%, 05/15/2028		20	22,107
Hess Corp. 7.30%, 08/15/2031		36	45,975
Marathon Oil Corp. 6.80%, 03/15/2032		34	42,256
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		79	86,783
QEP Resources, Inc. 5.375%, 10/01/2022		1	534

			417,389

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025 (a)		5	5,782

Technology – 0.2%
Nokia Oyj 3.375%, 06/12/2022		16	16,362
6.625%, 05/15/2039		64	77,970

			94,332

Transportation - Airlines – 1.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025 (a)		60	69,086

	Principal Amount (000)		U.S. $ Value
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(a)	U.S.$	39	$41,946
4.75%, 10/20/2028(a)		45	48,938
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (a)		248	271,855

			431,825

			1,858,957

Total Corporates - Investment Grade (cost $3,448,023)			3,738,265

BANK LOANS – 6.3%
Industrial – 5.7%
Basic – 0.0%
Nouryon Finance B.V. (fka AkzoNobel) 2.860% (LIBOR 1 Month + 2.75%), 10/01/2025(l)		10	9,393

Capital Goods – 0.6%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(l)		57	56,788
BWay Holding Company 3.443% (LIBOR 3 Month + 3.25%), 04/03/2024(l)		84	81,697
Garrett Motion SARL (fka Garrett Motion, Inc.) 5.750% (PRIME 1 Month + 2.50%), 09/27/2025(l)		28	28,195
Granite US Holdings Corp. 4.169% (LIBOR 2 Month + 4.00%), 09/30/2026(e) (l)		55	54,964

			221,644

Communications - Media – 0.3%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR 3 Month + 5.25%), 10/28/2027(l)		38	37,803
Clear Channel Outdoor Holdings, Inc. 3.712% (LIBOR 3 Month + 3.50%), 08/21/2026(l)		12	11,337
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.109% (LIBOR 1 Month + 3.00%), 05/01/2026(l)		20	19,494
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(l)		16	15,678
Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(l)		52	51,662

			135,974

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.3%
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(l)	U.S.$	29	$27,938
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(l)		99	99,593

			127,531

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.359% (LIBOR 1 Month + 3.25%), 04/30/2026(e) (l)		48	47,817
Navistar, Inc. 3.620% (LIBOR 1 Month + 3.50%), 11/06/2024(l)		9	9,445

			57,262

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(l)		24	23,731

Consumer Cyclical - Other – 0.5%
Caesars Resort Collection, LLC 2.859% (LIBOR 1 Month + 2.75%), 12/23/2024(l)		38	36,985
Flutter Entertainment PLC 3.703% (LIBOR 3 Month + 3.50%), 07/10/2025(l)		4	4,132
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(e) (l)		1	857
Playtika Holding Corp. 03/13/2028(m)		60	59,625
Ply Gem Midco, Inc. 3.856% (LIBOR 1 Month + 3.75%), 04/12/2025(l)		20	19,562
Scientific Games International, Inc. 2.859% (LIBOR 1 Month + 2.75%), 08/14/2024(l)		78	76,811

			197,972

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 2.953% (LIBOR 3 Month + 2.75%), 02/05/2025(l)		6	6,008
Whatabrands LLC 2.856% (LIBOR 1 Month + 2.75%), 07/31/2026(l)		15	14,547

			20,555

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.3%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(l)	U.S.$	17	$16,859
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(l)		80	79,816
Serta Simmons Bedding, LLC 9.000% (LIBOR 3 Month + 8.00%), 11/08/2024(l)		28	14,247

			110,922

Consumer Non-Cyclical – 1.3%
Aldevron, LLC 4.250% (LIBOR 1 Month + 3.25%), 10/12/2026(l)		66	66,360
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.859% (LIBOR 1 Month + 7.75%), 09/26/2025(l)		54	54,029
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(l)		79	76,275
Envision Healthcare Corporation 3.859% (LIBOR 1 Month + 3.75%), 10/10/2025(l)		28	24,030
Froneri International Limited 5.859% (LIBOR 1 Month + 5.75%), 01/31/2028(e) (l)		10	10,119
Global Medical Response, Inc. (fka Air Medical) 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(l)		16	15,659
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(l)		40	39,287
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.865% (LIBOR 1 Month + 3.75%), 11/16/2025(l)		27	27,254
Milano Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(e) (l)		40	39,701
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(l)		59	58,712
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(l)		90	89,859

			501,285

	Principal Amount (000)		U.S. $ Value

Energy – 0.3%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(l)	U.S.$	35	$34,914
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(e) (l)		100	100,000

			134,914

Other Industrial – 0.4%
American Tire Distributors, Inc. 8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(l)		14	13,175
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(l)		2	1,513
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(l)		5	4,814
Dealer Tire, LLC 4.359% (LIBOR 1 Month + 4.25%), 12/12/2025(l)		20	19,758
Fluid-Flow Products, Inc. 03/16/2029(e) (m)		30	29,850
Rockwood Service Corporation 4.359% (LIBOR 1 Month + 4.25%), 01/23/2027(l)		3	3,386
RS IVY Holdco ,Inc. 6.500% (LIBOR 1 Month + 5.50%), 12/23/2027(e) (l)		70	69,825

			142,321

Services – 0.4%
Amentum Government Services Holdings LLC 3.609% (LIBOR 1 Month + 3.50%), 01/29/2027(e) (l)		20	19,635
Garda World Security Corp. 10/30/2026(m)		58	57,809
Parexel International Corporation 2.859% (LIBOR 1 Month + 2.75%), 09/27/2024(l)		9	8,708
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(l)		30	30,205
Verscend Holding Corp. 4.609% (LIBOR 1 Month + 4.50%), 08/27/2025(l)		26	26,149

			142,506

Technology – 1.0%
athenahealth, Inc. 4.453% (LIBOR 3 Month + 4.25%), 02/11/2026(l)		71	71,234

	Principal Amount (000)		U.S. $ Value
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.859% (LIBOR 1 Month + 3.75%), 10/02/2025(l)	U.S.$	58	$57,977
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(l)		74	73,325
MTS Systems Corporation 4.000% (LIBOR 1 Month + 3.25%), 07/05/2023(e) (l)		10	9,799
Peraton Corp. 02/01/2028(m)		24	23,663
4.500% (LIBOR 2 Month + 3.75%), 02/01/2028(l)		10	9,992
Presidio Holdings, Inc. 3.720% (LIBOR 3 Month + 3.50%), 01/22/2027(l)		15	15,079
Solera, LLC (Solera Finance, Inc.) 2.859% (LIBOR 1 Month + 2.75%), 03/03/2023(l)		58	57,510
Veritas US, Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025(l)		84	84,422

			403,001

			2,229,011

Financial Institutions – 0.5%
Insurance – 0.5%
Cross Financial Corp. 5.500% (LIBOR 1 Month + 4.50%), 09/15/2027(e) (l)		45	45,028
Hub International Ltd. 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(l)		67	67,303
Jones DesLauriers Insurance Management, Inc. 03/22/2029 - 03/26/2029(e) (m)	CAD	55	43,715
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.859% (LIBOR 1 Month + 3.75%), 09/03/2026(l)	U.S.$	50	49,563

			205,609

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC
4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(l)		45	44,610
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(l)		9	8,531

			53,141

Total Bank Loans (cost $2,489,967)			2,487,761

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 2.2%
Industrial – 2.1%
Basic – 0.3%
Eldorado Gold Corp. 9.50%, 06/01/2024 (a)	U.S.$	73	$79,762
First Quantum Minerals Ltd. 7.25%, 04/01/2023 (a)		58	59,270

			139,032

Communications - Telecommunications – 0.5%
Sable International Finance Ltd. 5.75%, 09/07/2027 (a)		200	210,532

Consumer Cyclical - Other – 1.2%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029 (a)		236	248,685
Wynn Macau Ltd. 5.50%, 01/15/2026 (a)		209	217,990

			466,675

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(c) (e) (f) (g)		17	—
K2016470260 South Africa Ltd. 25.00%, 12/31/2022 (c) (e) (f) (g)		8	—

			—

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024 (b) (c) (e) (f) (g) (i)		2	63
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (b) (d) (g)		96	522

			585

Energy – 0.1%
Petrobras Global Finance BV 5.093%, 01/15/2030		19	19,729

			836,553

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 03/01/2026 (g)		28	28,701

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023 (a) (k)	U.S.$	7	$7,324

Total Emerging Markets - Corporate Bonds (cost $959,504)			872,578

GOVERNMENTS - TREASURIES – 1.2%
Mexico – 0.2%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	58,367
Series M 20 10.00%, 12/05/2024		480	26,852

			85,219

Russia – 0.2%
Russian Federal Bond - OFZ Series 6217 7.50%, 08/18/2021	RUB	3,986	53,216

United States – 0.8%
U.S. Treasury Notes 2.75%, 05/31/2023	U.S.$	300	316,500

Total Governments - Treasuries (cost $461,308)			454,935

	Shares

COMMON STOCKS – 0.7%
Energy – 0.2%
Energy Equipment & Services – 0.0%
Vantage Drilling International(b)		247	793

Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.		5,250	28,928
CHC Group LLC(b) (n)		9,365	187
Denbury, Inc.(b)		779	37,306
Edcon Ltd.(c) (e)		8,218	0
Global Partners LP/MA		1,004	21,445
K201640219 South Africa Ltd. A Shares(b) (c) (e)		191,574	0
K201640219 South Africa Ltd. B Shares(b) (c) (e)		30,276	0
Paragon Offshore Ltd. - Class A(b) (e)		267	27
Paragon Offshore Ltd. - Class B(b) (e)		401	4,010
SandRidge Energy, Inc.(b)		5	20
Whiting Petroleum Corp.(b)		142	5,034

			96,957

			97,750

Consumer Discretionary – 0.1%
Auto Components – 0.1%
ATD New Holdings, Inc.(b) (e)		1,009	33,801

Company	Shares		U.S. $ Value
Exide Corp.(b) (c) (e)		7	$13,300

			47,101

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc.(b) (c) (e)		3,584	46,592

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(b)		1,385	38,822
Monitronics International, Inc.(b)		578	4,196

			43,018

Materials – 0.1%
Containers & Packaging – 0.0%
Westrock Co.		6	312

Metals & Mining – 0.1%
BIS Industries Holdings Ltd.(b) (c) (e)		21,027	—
Neenah Enterprises, Inc.(b) (c) (e)		4,481	—
Ryerson Holding Corp.(b)		1,329	22,646

			22,646

			22,958

Communication Services – 0.1%
Media – 0.1%
DISH Network Corp. - Class A(b)		100	3,620
iHeartMedia, Inc. - Class A(b)		1,045	18,967

			22,587

Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp.(b)		508	14,097

Total Common Stocks (cost $492,332)			294,103

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.4%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047 (a)	U.S.$	56	57,286
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046 (a)		15	16,757
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (a)		69	70,610

			144,653

	Principal Amount (000)		U.S. $ Value

Home Equity Loans - Fixed Rate – 0.2%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.554%, 10/25/2035	U.S.$	33	$33,517
GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 03/25/2036		64	28,023

			61,540

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.513% (LGHYI + 4.22%), 05/25/2037(k)		10	9,985

Total Asset-Backed Securities (cost $221,439)			216,178

	Shares

PREFERRED STOCKS – 0.5%
Industrial – 0.4%
Consumer Cyclical - Automotive – 0.1%
Exide International Holdings LP 0.00%(b) (c) (e) (g)		39	30,810

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	9,825

Energy – 0.2%
Targa Resources Corp. Series A 9.50%		70	73,398

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		1,425	43,861

			157,894

Financial Institutions – 0.1%
Capital Markets – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%		2,175	43,500

Total Preferred Stocks (cost $167,915)			201,394

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.359% (LIBOR 1 Month + 4.25%), 11/25/2023(k)	U.S.$	30	29,485

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ2, Class M3 3.859% (LIBOR 1 Month + 3.75%), 09/25/2024(k)	U.S.$	45	$46,699
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.509% (LIBOR 1 Month + 4.40%), 01/25/2024(k)		8	8,260
Series 2015-C03, Class 2M2 5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(k)		1	540

			84,984

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		4	3,142
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		5	3,256

			6,398

Total Collateralized Mortgage Obligations (cost $92,231)			91,382

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.485%, 07/10/2047 (a)		15	13,421
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.989%, 01/10/2047 (a)		29	9,515
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.889%, 01/15/2047 (a)		29	29,013

Total Commercial Mortgage-Backed Securities (cost $71,305)			51,949

	Shares

INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
iShares MSCI Global Metals & Mining Producers ETF(o) (cost $27,152)		805	33,915

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.1%
South Africa – 0.1%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023 (cost $20,958)	ZAR	283	$19,969

	Shares

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(b)		1,210	9,099
Battalion Oil Corp., expiring 10/08/2022(b) (c) (e)		3	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (e)		2	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (e)		4	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(b)		1,980	22
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(b)		831	13
Willscot Corp., expiring 11/29/2022(b) (c) (e)		787	10,216

Total Warrants (cost $13,125)			19,350

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (e) (cost $0)		3,442	3,776

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (p) (q) (cost $1,119,654)		1,119,654	1,119,654

Total Investments – 99.8% (cost $38,067,117)(r)			39,349,400
Other assets less liabilities – 0.2%			79,377

Net Assets – 100.0%			$39,428,777

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	1	June 2021	$111,125	$(3,003)
S&P 500 E-Mini Futures	1	June 2021	198,375	4,026
U.S. T-Note 5 Yr (CBT) Futures	18	June 2021	2,221,172	(29,437)
U.S. T-Note 10 Yr (CBT) Futures	18	June 2021	2,356,875	(61,477)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
EURO-OAT Futures	1	June 2021	$189,919	$797

				$(89,094)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	MXN	1,407	USD	68	04/16/2021	$(636)
Brown Brothers Harriman & Co.	CAD	53	USD	42	04/22/2021	(388)
Brown Brothers Harriman & Co.	EUR	1,894	USD	2,261	05/27/2021	37,698
Goldman Sachs Bank USA	RUB	4,120	USD	55	05/25/2021	1,014

						$37,688

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)%	Quarterly	2.88%	USD	9	$(834)	$(811)	$(23)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)	Quarterly	2.88	USD	55	(5,098)	(4,990)	(108)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)	Quarterly	2.88	USD	60	(5,562)	(5,444)	(118)
iTraxx Europe Crossover Series 25, 5 Year Index, 06/20/2021*	(5.00)	Quarterly	0.41	EUR	13	(175)	(213)	38
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.66	USD	603	55,977	(655)	56,632
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.88	USD	865	79,943	28,053	51,890
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	3.08	USD	279	25,303	23,845	1,458
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	3.08	USD	52	4,716	4,638	78

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00%	Quarterly	3.08%	USD	52	$4,716	$4,638	$78
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	3.08	USD	39	3,537	3,483	54
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.80	USD	103	7,322	(12,862)	20,184
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.80	USD	57	4,052	(8,038)	12,090
iTraxx Europe Crossover Series 25, 5 Year Index, 06/20/2021*	5.00	Quarterly	0.41	EUR	13	175	115	60
iTraxx Europe Crossover Series 35, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.53	EUR	330	46,452	41,585	4,867

						$220,524	$73,344	$147,180

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly /Semi- Annual	$86,069	$—	$86,069
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi- Annual/ Quarterly	(170,513)	(8,311)	(162,202)
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi- Annual/ Quarterly	(47,616)	5,398	(53,014)
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi- Annual/ Quarterly	(19,782)	7,433	(27,215)
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi- Annual/ Quarterly	(4,709)	—	(4,709)
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi- Annual/ Quarterly	(4,152)	—	(4,152)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi- Annual/ Quarterly	$(29,451)	$32,362	$(61,813)
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/ Semi- Annual	329,992	16,658	313,334
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi- Annual/ Quarterly	(23,756)	112	(23,868)
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi- Annual/ Quarterly	(92,151)	—	(92,151)

						$23,931	$53,652	$(29,721)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	12.50%	USD	180	$82,283	$21,678	$60,605
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	(3.00)	Monthly	12.50	USD	192	51,709	19,474	32,235
Sale Contracts
BNP Paribas SA
Altice France SA, 6/20/2024*	5.00	Quarterly	2.20	EUR	70	7,392	4,061	3,331
Credit Suisse International
CDX- CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	29	(13,257)	(3,445)	(9,812)
CDX- CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	69	(31,542)	(7,604)	(23,938)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.79	EUR	100	6,253	3,690	2,563
Deutsche Bank AG
CDX- CMBX.NA.BBB Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	75	(20,211)	(4,844)	(15,367)
CDX- CMBX.NA.BBB Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	252	(67,910)	(16,710)	(51,200)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	1.46%	USD	20	$1,880	$1,097	$783
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.46	USD	10	940	350	590
CDX- CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	163	(74,468)	(28,208)	(46,260)

						$(56,931)	$(10,461)	$(46,470)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	3 Month LIBOR	Quarterly	USD	585	06/20/2021	$4,691

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $22,561,880 or 57.2% of net assets.

(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Defaulted matured security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2021.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of March 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide International Holdings LP	11/05/2020	$29,328	$30,810	0.08%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	08/03/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	03/13/2015	$16,151	$0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	12/22/2016	8,157	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	28,032	28,701	0.07%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013	4,100	63	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161	522	0.00%

(h)	Convertible security.
(i)	Defaulted.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2021.
(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2021.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$127,430	$187	0.00%

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	Affiliated investments.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,984,270 and gross unrealized depreciation of investments was $(1,677,713), resulting in net unrealized appreciation of $1,306,557.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

LGHYI – Bloomberg Barclays Global High Yield Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

AB FlexFee High Yield Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$29,739,941	$4,250	#	$29,744,191
Corporates - Investment Grade	-0-	3,738,265	-0-		3,738,265
Bank Loans	-0-	2,016,451	471,310		2,487,761
Emerging Markets - Corporate Bonds	-0-	872,515	63	#	872,578
Governments - Treasuries	-0-	454,935	-0-		454,935
Common Stocks	196,186	187	97,730	#	294,103
Asset-Backed Securities	-0-	216,178	-0-		216,178
Preferred Stocks	53,686	116,898	30,810		201,394
Collateralized Mortgage Obligations	-0-	91,382	-0-		91,382
Commercial Mortgage-Backed Securities	-0-	51,949	-0-		51,949
Investment Companies	33,915	-0-	-0-		33,915
Emerging Markets - Treasuries	-0-	19,969	-0-		19,969
Warrants	9,134	-0-	10,216	#	19,350
Rights	-0-	-0-	3,776		3,776
Short-Term Investments:
Investment Companies	1,119,654	-0-	-0-		1,119,654

Total Investments in Securities	1,412,575	37,318,670	618,155		39,349,400
Other Financial Instruments*:
Assets
Futures	4,823	-0-	-0-		4,823
Forward Currency Exchange Contracts	-0-	38,712	-0-		38,712
Centrally Cleared Credit Default Swaps	-0-	232,193	-0-		232,193
Centrally Cleared Interest Rate Swaps	-0-	416,061	-0-		416,061
Credit Default Swaps	-0-	150,457	-0-		150,457
Total Return Swaps	-0-	4,691	-0-		4,691
Liabilities
Futures	(93,917)	-0-	-0-		(93,917)
Forward Currency Exchange Contracts	-0-	(1,024)	-0-		(1,024)
Centrally Cleared Credit Default Swaps	-0-	(11,669)	-0-		(11,669)
Centrally Cleared Interest Rate Swaps	-0-	(392,130)	-0-		(392,130)
Credit Default Swaps	-0-	(207,388)	-0-		(207,388)

Total	$1,323,481	$37,548,573	$618,155		$39,490,209

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#	Common Stocks#
Balance as of 12/31/20	$4,250	$341,734	$64	$97,103
Accrued discounts/(premiums)	-0-	-0-	(124)	-0-
Realized gain (loss)	(39)	392	-0-	(27,103)
Change in unrealized appreciation/depreciation	-0-	3,183	123	27,730
Purchases	-0-	273,748	-0-	-0-
Sales	39	(154,491)	-0-	-0-
Transfers into level 3	-0-	59,758	-0-	-0-
Transfers out of level 3	-0-	(53,014)	-0-	-0-

Balance as of 03/31/2021	$4,250	$471,310	$63	$97,730

Net change in unrealized appreciation/depreciation from investments held as of 03/31/21	$-0 -	$3,494	$123	$13,237

	Preferred Stocks	Warrants#	Rights	Total
Balance as of 12/31/20	$29,445	$7,169	$3,442	$483,207
Accrued discounts/ (premiums)	-0-	-0-	-0-	(124)
Realized gain (loss)	-0-	-0-	-0-	(26,750)
Change in unrealized appreciation/ depreciation	1,365	3,047	334	35,782
Purchases	-0-	-0-	-0-	273,748
Sales	-0-	-0-	-0-	(154,452)
Transfers into level 3	-0-	-0-	-0-	59,758
Transfers out of level 3	-0-	-0-	-0-	(53,014)

Balance as of 03/31/2021	$30,810	$10,216	$3,776	$618,155

Net change in unrealized appreciation/depreciation from investments held as of 03/31/21	$1,365	$3,047	$334	$21,600

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2021. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/21	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$4,250	Recovery Analysis	Collateral Value	$85.10
	$-0-	Qualitative Assessment		$0.00

	$4,250

Common Stocks	$13,300	Market Approach	Projected Enterprise Value	$525.2mm to $588.0mm
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$13,300

Preferred Stocks	$30,810	Discounted Cash Flow	Discount Rate on Future Cash Flows	12.46%
Warrants	$10,216	Option Pricing Model	Exercise Price	$12.98
	$-0-	Qualitative Assessment		$0.00

	$10,216

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Projected Enterprise Value and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Discount Rate on Future Cash Flows in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$148	$5,452	$4,480	$1,120	$0	*

*	Amount is less than $500.